Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties

(a)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On September 13, 2007 and effective as of October 1, 2007, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer. The term of the lease was for 5 years beginning October 1, 2007 and expired on September 30, 2012. The monthly rental for the first year was €2,000, plus 3.6% tax, and thereafter would be adjusted annually for inflation increases in accordance with the official Greek inflation rate. On October 1, 2012, the rental agreement was renewed for an additional term of 5 years, beginning October 1, 2012 and expiring September 30, 2017, pursuant to which the monthly rental for the first year is €3,000, plus 3.6% tax, and thereafter will be adjusted annually for inflation increases in accordance with the official Greek inflation rate. Rent expense under this lease amounted to $35,489, $38,947 and $39,593 for the years ended December 31, 2010, 2011 and 2012, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of comprehensive income / (loss).

(b)Allseas: The following amounts charged by Allseas are included in the accompanying consolidated statements of comprehensive income / (loss):

	2010	2011	2012
(1(i)) Charter hire commissions	$1,427,823	$1,119,611	$646,987
(1(ii)) Vessel sale & purchase commissions	418,000	2,091,028	-
Total Allseas commissions	$1,845,823	$3,210,639	$646,987

Included in Vessel operating expenses
(1(v)) Superintendent fees	$292,327	$259,054	$338,826

Included in Dry-docking expenses
(1(v)) Superintendent fees	$120,506	$122,481	$-

Management fees - related party
(1(iii)) Management fees	$3,647,448	$4,022,215	$3,428,548
(2) Legal, accounting and finance fees	418,384	509,869	666,196
(3) Loretto agreement	226,459	248,416	-
Total Management fees	$4,292,291	$4,780,500	$4,094,744

Included in General and administrative expenses
(4) Administrative fees	$31,867	$33,207	$36,085
(7) Executive services agreement	-	$5,193,645	$3,228,438

The following amounts charged by Allseas are capitalized and are included in vessels cost and advances for vessels under construction in the accompanying consolidated balance sheets: Technical management and superintendent fees (refer to 1A(iv)), relating to newbuilding vessels, and vessel purchase commissions (refer to 1A(ii)), which in the aggregate amounted to $1,026,499 and $1,479,827 for the years ended December 31, 2011 and 2012, respectively.

1.Ship-Owning Company Management Agreements

(i) Charter Hire Commissions - The Company pays Allseas 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“charter hire commission”), which are presented separately in the accompanying consolidated statements of comprehensive income / (loss).

(ii) Vessel Commissions - The Company also pays Allseas a fee equal to 1% of the purchase price of any vessel bought, constructed or sold on behalf of the Company, calculated in accordance with the relevant memorandum of agreement, (“vessel commission”). Vessel commissions relating to vessel sale is included in the determination of the gain / loss on sale of assets presented in the accompanying consolidated statements of comprehensive income / (loss). Vessel commissions relating to vessels bought or constructed are capitalized and included in vessels cost and advances for vessels under construction in the accompanying consolidated balance sheets.

(iii) Management Fees - Each of the ship-owning companies has a management agreement with Allseas, under which management services are provided in exchange for a fixed monthly fee per vessel. For the five-month period ended May 31, 2010, the Company paid Allseas a technical management fee of $650 per vessel per day on a monthly basis in advance, pro rata for the calendar days these vessels are owned by the Company, and the fee was adjusted quarterly based on the Euro/U.S. dollar exchange rate. The management fee was increased on an annual basis on January 1, each year, by reference to the official Greek inflation rate for the previous year, as published by the Greek National Statistical Office. Effective June 1, 2010, the Company amended the agreement with Allseas and it pays Allseas a management fee of €620 per day per vessel. This amount is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2011, Allseas management fee was adjusted to €636.74 per vessel per day, while effective June 1, 2012, Allseas management fee was adjusted to €652.02.

(iv) Pre-Delivery Services – A lump sum fee of $15,000 is payable to Allseas for pre-delivery services provided during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(v) Superintendent Fees – Prior to June 1, 2010, Allseas was entitled to a Superintendent fee of $550 per day for each day in excess of 5 days per calendar year for which a Superintendent performed on site inspection. Effective June 1, 2010, the Company amended the Superintendent fee from $550 to €500 (or $659.70 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.3194 as of December 31, 2012).

2.Accounting Agreement – An amount of $418,384 for the year ended December 31, 2010, was paid to Allseas for legal, accounting and finance services that were provided. The agreement was amended effective June 1, 2010, pursuant to which Allseas is entitled to a fee of €250,000 per year, payable quarterly, for the provision of financial accounting services and a fee of €120,000 per year, payable quarterly, for the provision of financial reporting services. Effective January 1, 2012, the agreement was renewed, pursuant to which the fee for the provision of financial reporting services was amended to $30,000 per vessel per annum, payable quarterly. These fees are included in Management fees - related party in the accompanying consolidated statements of comprehensive income / (loss). For the years ended December 31, 2011 and 2012, an amount of $509,869 and $666,196, respectively, was paid to Allseas for financial accounting and reporting services.

3.Tripartite Agreement between the Company, Allseas and Loretto Finance Inc. - On November 10, 2009, the Company, Allseas, and Loretto Finance Inc. (“Loretto”), a wholly owned subsidiary of Allseas, signed a tripartite agreement, as clarified and amended by a supplemental agreement, effective from December 1, 2012, whereby in the event of a capital increase, an equity offering or the issuance of common shares to a third party or third parties in the future, other than common shares issued pursuant to the Company’s equity incentive plan as discussed in Note 13 (as the same may be further amended, amended and restated, supplemented or otherwise modified) or any future equity incentive plans may be adopted, the Company will issue, at no cost to Loretto, additional common shares in an amount equal to 2% of the total number of common shares issued pursuant to such capital increase, equity offering or third party issuance, as applicable. In accordance with the terms of the agreement, any common shares to be issued to Loretto under the agreement may only be issued once the capital increase, equity offering or third party issuance giving rise to the obligation to issue shares to Loretto under the agreement has closed and any applicable contingencies, forfeiture rights or conditions precedent relating to such capital increase, equity offering or third party issuance have lapsed or expired or have been cancelled or terminated, unless otherwise agreed by the mutual agreement of the parties. The fair value of the shares issued for no consideration are accounted as share based payment and presented as Management fees - related party in the year granted in the statement of comprehensive income / (loss). Accordingly, as of December 31, 2012, the Company has granted and issued to Loretto a total of 116,219 Class A Common shares, all of which were issued prior to 2012. Furthermore, in connection with the private placement to Innovation Holdings that closed in December 2012 and upon the finalization of the Company’s debt restructuring as discussed in Note 9, effective February 15, 2013, an additional 98,039 Class A Common shares, representing 2.0% of the 4,901,961 newly-issued Class A Common shares sold to Innovation Holdings in the private placement, were granted to Loretto (refer to Note 12). The fair value of such shares based on the average of the high-low trading price of the shares on February 15, 2013, is $335,784, which will be recorded as share based compensation in the first quarter of 2013.

4.Administrative Service Agreement - The Company entered into an administrative service agreement with Allseas on November 12, 2008. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities, office cleaning services and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

5.Newbuildings Supervision Agreement - The Company has also entered into management agreements with Allseas relating to the supervision of each of the contracted newbuilding vessels, pursuant to which Allseas is entitled to: (1) a flat fee of $375,000 (“flat fee”) per vessel for the first 12 month period commencing from the respective steel cutting date of each vessel and thereafter the flat fee will be paid on a pro rata basis until the vessel’s delivery to the Company, (2) a daily fee of €115 per vessel commencing from the date of the vessel's shipbuilding contract until the Company accepts delivery of the respective vessel and (3) €500 per day for each day in excess of 5 days per calendar year for which a superintendent performed on site inspection.

6.Compensation Agreement – The Company has also entered into a compensation agreement with Allseas whereby in the event that Allseas is involuntarily terminated as the manager of its fleet, it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees and commissions, based on the fleet at the time of termination, and (ii) €3,000,000.

7.Executive Services Agreement – Effective January 1, 2011, the Company entered into an executive services agreement with Allseas, pursuant to which Allseas provides the services of the executive officers, which include strategy, business development, marketing, finance and other services, who report directly to the Company’s Board of Directors. Under the agreement, prior to January 1, 2013, Allseas was entitled to an executive services fee of €2,500,000 per annum, payable in equal monthly installments, plus incentive compensation. Effective January 1, 2013, the executive services fee was adjusted to €2,700,000 per annum. The agreement has an initial term of five years and automatically renews for successive five year terms unless sooner terminated. On March 6, 2013, the Company amended the terms of the termination clause of the executive services agreement, whereby, if the respective agreement is terminated by Allseas either for “good reason” or as a result of “change of control”, as such terms are defined in the agreement, or terminated by the Company without “cause”, as defined in the agreement, Allseas will be entitled to receive (i) the amount of the executive services fee payable through the “termination date,” as defined in the agreement; (ii) compensation equal to three years’ annual executive services fee then applicable; and (iii) an amount of the Company’s common shares equal to 5% of the then issued and outstanding shares of the Company. For the year ended December 31, 2011, an amount of $5,193,645 was paid to Allseas for the services of the executive officers, which includes incentive compensation of $1,695,590. For the year ended December 31, 2012, an amount of $3,228,438 was paid to Allseas for the services of the executive officers, while no incentive compensation was remitted. In connection with the completion of the Company’s debt restructuring as discussed in Note 9, the Company’s Board of Directors approved an incentive compensation of €1,500,000 payable to Allseas. The payment of the €1,500,000 (or $1,960,500 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.3070) was executed on February 28, 2013.

Each month, the Company funds a payment to Allseas to cover working capital equal to one month’s worth of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from related parties. In addition, in 2012, an amount of $1,280,000 was remitted to Allseas for the issuance of a letter of guarantee relating to one of the Company’s vessels, and is reflected as Due from related parties. As of December 31, 2011 and 2012, the amount due from Management Company was $6,155 and $2,508,195, respectively.

(c)Consulting Agreements: Prior to January 1, 2011, the Company had consulting agreements with companies beneficially owned by the Company’s Executive Directors and Internal Legal Counsel. Under the terms of the agreements, these entities provided the services of the individuals who served in the positions of Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, and Internal Legal Counsel. For the year ended December 31, 2010 total expense incurred under the consulting agreements was $2,269,933 and is recorded in General and administrative expenses (refer to Note 15).

 (d)Manning Agency Agreements: Each of the Company’s ship-owning subsidiaries has a manning agency agreement with Crewcare Inc., a company beneficially owned by the Company’s Chief Executive Officer, based in Manila, Philippines. Effective January 1, 2010 through April 30, 2011, manning services were provided under the agreements in exchange for a fixed monthly fee of $85 per seaman for all officers and crew who serve on board each vessel, plus a recruitment fee of $110 per seaman, payable on a one-off basis. Effective May 1, 2011, the monthly manning service fee increased to $95 per seaman and the one-off recruitment fee increased to $120 per seaman. In addition, the agreements also provide for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred amounted to $324,061, $321,967, and $321,648 for the years ended December 31, 2010, 2011 and 2012, respectively, and are included in Vessels operating expenses. Administrative services are also being provided which represent payment of crew wages and related costs on behalf of the Company. The balances due to Crewcare Inc. amounted to $903 and $84,705 as of December 31, 2011 and 2012, respectively.

(e)Box Ships Inc.: Box Ships Inc. was formed by the Company on May 19, 2010, to specialize in the container shipping industry. The Company paid on behalf of Box Ships for the pre-offering costs relating to the listing of Box Ships’ shares on NYSE in April 2011, along with other minor operating expenses relating to the sale of vessels to Box Ships, discussed in Note 5. As of December 31, 2011 and 2012, the Company held 21.1% and 16.4% of Box Ships’ common stock, respectively. The decrease in the percentage of Box Ships’ common stock held by the Company is due to the Company’s non-participation in the public offering of 4,285,715 common shares of Box Ships, which was completed on July 18, 2012 (refer to Note 8). The amount due from Box Ships as of December 31, 2011 was $917,540, which is included in Due from related parties in the accompanying balance sheets, was fully repaid in July 2012 and no amount due from Box Ships existed as of December 31, 2012.

On May 27, 2011, the Company granted Box Ships an unsecured loan of $30,000,000. The loan was initially payable in one installment on the second anniversary of the Box Ships IPO in April 2013. The loan may be prepaid in whole or in part at any time during the life of the facility. The loan bears interest at LIBOR plus a margin of 4.00%. In August 2011 and November 2012, Box Ships prepaid an amount of $15,000,000 and $1,000,000, respectively. In addition, in February 2013, Box Ships prepaid an amount of $1,000,000 and reduced the outstanding balance of the respective loan to $13,000,000. For the years ended December 31, 2011 and 2012, interest charged on the respective loan amounted to $508,019 and $675,856, respectively. On March 11, 2013, the Company agreed to amend the terms of the unsecured loan granted to Box Ships, in relation to the respective loan agreement dated May 27, 2011, as discussed in Note 20.

On April 19, 2011, the Company entered into an agreement with Box Ships and Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer, reflecting, among others, for so long as (i) Mr. Bodouroglou is a director or executive officer of both the Company and Box Ships and (ii) the Company owns at least 5% of the total issued and outstanding common shares of Box Ships, the provisions described below:

Box Ships will not, directly or indirectly, acquire or charter any drybulk carrier without the Company’s prior written consent, and the Company will not, directly or indirectly, acquire or charter any containership without the prior written consent of Box Ships. In addition, under the terms of the agreement, Box Ships is granted a right of first offer on any proposed sale, transfer or other disposition of any containership owned by the Company. Furthermore, the Company will also grant Box Ships a right of first refusal over any employment opportunity for a containership presented or available to the Company with respect to any vessel owned by the Company, other than the two 4,800 TEU containership newbuildings subject to the option agreement with Box Ships described below.

If the Company ceases to beneficially own at least 5% of the total issued and outstanding common shares of Box Ships or Mr. Michael Bodouroglou is no longer a director or executive officer of both the Company and Box Ships, the obligations under this agreement will terminate.

 On April 19, 2011, the Company entered into an agreement with Box Ships, pursuant to which Box Ships was granted the option to acquire the two 4,800 TEU containerships under construction, which are scheduled to be delivered to the Company during the second quarter of 2014, by way of a novation of the relevant construction contract from the Company at any time prior to the applicable vessel’s delivery to the Company, or purchase of such vessel at any time after its delivery to the Company, so long as the vessel is owned by the Company at such time. Under the terms of the agreement, the purchase price payable by Box Ships for each of the vessels shall be the greater of (i) the actual carrying cost of the vessel at the date the option is exercised, together with any actual expenses incurred by the Company in connection with the construction contract or the vessel; and (ii) the fair market value of the construction contract or the vessel at the date the option is exercised, as determined by the average of two independent ship broker’s valuations, one selected by the Company and one selected by Box Ships. To the extent Box Ships does not exercise its options to acquire one or both of these vessels, the Company will be permitted to operate, or sell the vessels pursuant to a waiver that Box Ships will grant to the Company under the non-competition agreement described above, provided that Box Ships will be granted a right of first offer on any proposed sale, transfer or other disposition of the vessels. The Company will also be entitled to charter the vessels on a period charter commencing not more than 45 days after the vessels’ delivery.

 (f)Right of First Refusal: Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer, has entered into a letter agreement with the Company which includes a provision requiring Mr. Bodouroglou to use commercially reasonable efforts to cause each company controlled by Mr. Bodouroglou to allow the Company to exercise a right of first refusal to acquire any drybulk carrier, after Mr. Bodouroglou or an affiliated entity of his enters into an agreement that sets forth terms upon which he or it would acquire a drybulk carrier. Pursuant to this letter agreement, Mr. Bodouroglou will notify a committee of the Company’s independent directors of any agreement that he or an affiliated entity has entered into to purchase a drybulk carrier and will provide the committee of the Company’s independent directors a 7 calendar day period in respect of a single vessel transaction, or a 14 calendar day period in respect of a multi-vessel transaction, from the date that he delivers such notice to the Company’s audit committee, within which to decide whether or not to accept the opportunity and nominate a Company’s subsidiary to purchase the vessel or vessels, before Mr. Bodouroglou will accept the opportunity or offer it to any of his other affiliates. The opportunity offered to the Company will be on no less favorable terms than those offered to Mr. Bodouroglou and his affiliates. A committee of the Company’s independent directors will require a simple majority vote to accept or reject this offer.